AXA Equitable Life Insurance Company

SUPPLEMENT DATED DECEMBER 1, 2015 TO THE CURRENT PROSPECTUS FOR:

RETIREMENT CORNERSTONE® SERIES 15.0

RETIREMENT CORNERSTONE® SERIES 15.0 SERIES E

This Supplement modifies certain information in the above-referenced prospectus, supplements to the prospectus and statement of additional information (together, the “Prospectus”) offered by AXA Equitable Life Insurance Company (“AXA Equitable”). You should read this Supplement in conjunction with your Prospectus and retain it for future reference. This Supplement incorporates the Prospectus by reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your Prospectus.

Please note the following changes:

A.	For Retirement Cornerstone® Series 15.0 contracts

1.

In the section entitled “Appendix IX: Rules regarding contributions to your contract,” under the heading “Additional limitations on contributions to the contract(1)” for Traditional IRA contracts, in the fourth bullet under “For all Series,” the first sentence is deleted in its entirety and replaced with the following:

If you elect the RMD Wealth Guard death benefit, you may make subsequent contributions to your Protected Benefit account through age 65.

2.

In the section entitled “Appendix IX: Rules regarding contributions to your contract,” under the heading “Additional limitations on contributions to the contract(1)” for SEP IRA contracts, in the second bullet under “For all Series,” the first sentence is deleted in its entirety and replaced with the following:

If you elect the RMD Wealth Guard death benefit, you may make subsequent contributions to your Protected Benefit account through age 65.

3.

In the section entitled “Appendix IX: Rules regarding contributions to your contract,” under the heading “Additional limitations on contributions to the contract(1)” for QP contracts, in the fifth bullet under “For all Series,” the first sentence is deleted in its entirety and replaced with the following:

For QPDC contracts only: If you elect the RMD Wealth Guard death benefit, you may make subsequent contributions to your Protected Benefit account through age 65.

B.	For Retirement Cornerstone® Series 15.0 Series E contracts

1.

In the section entitled “Appendix IX: Rules regarding contributions to your contract,” under the heading “Additional limitations on contributions to the contract(1)” for Traditional IRA contracts, in the fourth bullet, the first sentence is deleted in its entirety and replaced with the following:

If you elect the RMD Wealth Guard death benefit, you may make subsequent contributions to your contract which are allocated to your Protected Benefit account through age 65.

2.

In the section entitled “Appendix IX: Rules regarding contributions to your contract,” under the heading “Additional limitations on contributions to the contract(1)” for QP contracts, in the seventh bullet, the first sentence is deleted in its entirety and replaced with the following:

For QPDC contracts only: If you elect the RMD Wealth Guard death benefit, you may make subsequent contributions to your contract which are allocated to your Protected Benefit account through age 65.

(1)	In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protected Benefit account at any time.

Retirement Cornerstone® Series is issued by and is a registered service mark of AXA Equitable Life Insurance Company (AXA Equitable).

Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC. 1290 Avenue of the Americas, New York, NY 10104.

Copyright 2015 AXA Equitable Life Insurance Company. All rights reserved.

AXA Equitable Life Insurance Company

1290 Avenue of the Americas,

New York, NY 10104

(212) 554-1234

IM-52-15 (12/15)	Cat # 154198 (12/15)
RC 15.0 (NB) and RC 15.0 Series E (NB)	#38383